Commitments, Contingencies and Operating Risks - Summary of Future Minimum Lease Rentals Under Non Cancellable Operating Lease Commitments for Office Premises (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Within one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease rentals	₽ 397	₽ 244
After one year but not more than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease rentals	₽ 693	₽ 583